Cost of Sales (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cost of Sales [Abstract]
Cash operating costs	$ 1,208	$ 1,272	$ 2,728
Royalties	68	55	116
Other cash costs	5	12	19
Total cash costs	1,281	1,339	2,863
Retrenchment costs	2	3	6
Rehabilitation and other non-cash costs	(3)	13	29
Amortisation of tangible assets	294	389	817
Amortisation of intangible assets	3	3	6
Inventory change	25	43	15
Cost of sales	$ 1,602	$ 1,790	$ 3,736